Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Cash equivalents
Proceeds from sale of marketable securities				$ 250,000
Marketable securities	0		0		$ 0
Marketable securities, gross realized gain (loss)				4,435
Payments to acquire marketable securities
Derivative, gain (loss) on derivative, net	$ 104,718	$ 65,207	$ 141,907	$ 341,107
Dividend Yield [Member]
Fair value measurements, input percentage			0.00%
Private Placement [Member]
Fair value of derivative feature			127,346
Class of warrant or right, issued			295,945
Equipment [Member]
Property, plant and equipment, useful life			3 years